Right-of-use assets and lease liabilities (Details 4) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Right-of-use assets and lease liabilities
Non-current	$ 8,076	$ 4,364
Current	5,366	6,883
Total	13,442	11,247
Statement [Line Items]
Total lease liabilities	13,442	11,247
Convention center [Member]
Statement [Line Items]
Total lease liabilities	2,613	3,084
Offices, shopping malls and other rental properties [Member]
Statement [Line Items]
Total lease liabilities	$ 10,829	$ 8,163